Stock-Based Compensation (Details) - Schedule of Classification of RSU's Expenses - Restricted Stock Units (RSUs) [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	$ 3,123	$ 2,400	$ 9,040	$ 7,563
Cost of Revenue [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	194	154	580	442
Research and Development [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	1,542	1,144	4,499	3,924
Sales and Marketing [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	779	609	2,268	1,806
General and Administrative [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	$ 608	$ 493	$ 1,693	$ 1,391